SCHEDULE OF OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Prepaid expenses	$ 223	$ 323
Government institutions	241	253
Other	117	84
Total Other accounts receivable	$ 581	$ 660